Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Significant Accounting Policies
Significant Accounting Policies
Cash and cash equivalents
The Company considers all highly liquid investments with original maturities of three months or less to be cash equivalents.
Accounts receivable and unbilled revenue receivable
Accounts receivable and unbilled revenue receivable consist of reimbursement for research and development activities in connection with the research collaboration, license, and option agreement with Purdue Pharma L.P. (“Purdue”) and, in 2016, grant proceeds for services under government grant agreements. The Company’s management believes these receivables are fully collectible.
Fair value of financial instruments
The carrying amounts of financial instruments, which include cash and cash equivalents and accounts payable, approximate their respective fair values due to the relatively short-term nature of these instruments. Management believes that the Company’s long-term debt bears interest at the prevailing market rate for instruments with similar characteristics and, accordingly, the carrying value of long-term debt also approximates their fair value.
Concentrations of credit risk and other risks and uncertainties
Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents. As of September 30, 2017 and December 31, 2016, the Company had cash and cash equivalents of $22,936 and $19,623, respectively. The cash balances at each respective period were maintained at two institutions. These deposits exceed federally insured limits.
The Company is currently not profitable and no assurance can be provided that it will ever be profitable. The Company’s research and development activities have required significant investment since inception and operations are expected to continue to require cash investment in excess of its revenues. See also Note 1, Description of Business and Basis of Presentation—Liquidity Risk, for more information.
The Company is subject to risks common in therapeutic development including, but not limited to, therapeutic candidates that appear promising in the early phases of development often fail because they prove to be inefficacious or unsafe, clinical trial results are unsuccessful, regulatory bodies may not approve the therapeutic or the therapeutic may not be economical in production or distribution. The Company is also subject to risks common to biotechnology firms including, but not limited to new and disruptive technological innovations, dependence on key personnel, protection of proprietary technology, the validity of and continued access to its owned and licensed intellectual property, limitations on the supply of critical materials, compliance with governmental regulations and market acceptance.
Property and equipment
Property and equipment are recorded at cost and depreciated using the straight-line method over the estimated useful lives of the various classes of property and equipment, which range from three to seven years. Leasehold improvements are amortized using the straight-line method over the shorter of the remaining terms of the respective leases or the estimated lives of the assets.
Property and equipment are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. No impairment losses were recorded from inception in December 2011 through September 30, 2017.
Common stock warrant liability
Freestanding warrants related to shares that are redeemable, contingently redeemable, or for purchases of common stock that are not indexed to the Company’s own stock are classified as a liability on the Company’s balance sheet. The common stock warrants are recorded at fair value, estimated using the Black-Scholes option-pricing model, and marked to market at each balance sheet date with changes in the fair value of the liability recorded in other income (expense), net in the statements of operations.
Revenue recognition
The Company recognizes revenue when the following criteria have been met: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred or services have been rendered and risk of loss has passed; (3) the fee is fixed or determinable; and (4) collectability is reasonably assured. When payments are received in advance of recognizing revenue, the Company includes the amount in deferred revenue on the balance sheet. Amounts deferred that are not anticipated to be recognized as revenue within a year of the balance sheet date are classified as noncurrent liabilities.
The Company has generated all of its revenue to date through its research collaboration, license, and option agreement with Purdue Pharma L.P. or as a primary contractor or as a subcontractor on government grants. The Company has not generated any commercial product revenue. Historically, the Company’s research collaborations and grants have been either as a direct contractor or as a sub-awardee on contracts funded by various governmental agencies.
In arrangements involving the delivery of more than one element, each required deliverable is evaluated to determine whether it qualifies as a separate unit of accounting. The determination is based on whether the deliverable has “standalone value” to the customer. If a deliverable does not qualify as a separate unit of accounting, it is combined with the other applicable undelivered item(s) within the arrangement and these combined deliverables are treated as a single unit of accounting.
The arrangement’s consideration that is fixed or determinable is allocated to each separate unit of accounting based on the relative selling price methodology in accordance with the selling price hierarchy, which includes vendor-specific objective evidence (“VSOE”) of selling price, if available, or third-party evidence of selling price if VSOE is not available, or the best estimate of selling price, if neither VSOE nor third-party evidence is available.
Payments or reimbursements for the Company’s research and development efforts for the arrangements where such efforts are considered as deliverables are recognized as the services are performed and are presented on a gross basis. When upfront payments are received and if there is no discernible pattern of performance and/or objectively measurable performance measures do not exist, the Company recognizes revenue ratably over the associated period of performance.
The Company’s grant contracts have typically been cost or cost-plus-fee contracts. Revenues on these contracts are recognized as costs are incurred, generally based on allowable costs incurred during the period, plus any recognizable earned fee. The Company considers fixed fees under cost and cost-plus-fee contracts to be earned in proportion to the allowable costs incurred in performance of the contract. The Company has determined that it is the principal for each of its grants with governmental agencies since it maintains primary responsibility for research efforts in connection with these grants. Therefore, it recognizes revenue related to these grants with governmental agencies on a gross basis.
The Company has entered into certain grant contracts containing milestone payments. The Company recognizes revenue from milestone payments when earned, provided that the milestone event was substantive, its achievability was not reasonably assured at the inception of the agreement, the Company has no further performance obligations relating to the event and collectability is reasonably assured. If these criteria are not met, the Company recognizes milestone payments ratably over the remaining period of its performance obligations under the grant contract. For a milestone to be considered substantive, the payment associated with its achievement must have all of the following characteristics: (1) relate solely to past performance; (2) be reasonable, relative to all of the deliverables and payment terms within the arrangement; and (3) be commensurate with either the Company’s efforts required to achieve the milestone or the enhanced value of the delivered items(s) as a result of the milestone achievement.
As of September 30, 2017 and December 31, 2016, and for the three and nine months ended September 30, 2017 and 2016, the Company was not participating in any grant research activities involving milestone payments.
Equity-based compensation
The Company measures the cost of common stock option awards at fair value and records the cost of the awards, net of estimated forfeitures, on a straight-line basis over the requisite service period. The Company measures fair value for all common stock options using the Black-Scholes option-pricing model. For all common stock option awards to employees, the fair value measurement date is the date of grant and the requisite service period is the period over which the employee is required to provide service in exchange for the common stock option awards, which is generally the vesting period. For all common stock option awards to nonemployees, the Company remeasures fair value at each financial statement reporting date and recognizes compensation expense as services are rendered, generally on a straight-line basis.
Segments and geographic information
The Company has determined it has one operating segment. Disaggregating the Company’s operations is impracticable because the Company’s research and development activities and its assets overlap and management reviews its business as a single operating segment. Thus, discrete financial information is not available by more than one operating segment. All long-lived assets of the Company are located in the United States.
Deferred rent
Deferred rent consists of rent escalation payment terms, tenant improvement allowances and other incentives received from the landlord related to the Company’s operating lease and is presented in “Other noncurrent assets” in the accompanying balance sheet. Rent escalation represents the difference between actual operating lease payments due and straight-line rent expense, which is recorded by the Company over the term of the lease. Tenant improvement allowances and other incentives are recorded as deferred rent and amortized as a reduction of periodic rent expense, over the term of the applicable lease.
Research and development expense
Research and development expense includes wages, benefits, research materials, external services, legal fees related to patent protection, overhead and other expenses directly related to research and development operations. Research and development costs are expensed as incurred in accordance with ASC 730, Research and Development.
Income taxes
From inception through July 9, 2015, the Company was a Delaware LLC for federal and state tax purposes and, therefore, all items of income or loss through July 9, 2015 flowed through to the members of AuraSense Therapeutics, LLC. Effective July 9, 2015, the Company converted from an LLC to a C corporation for federal and state income tax purposes. Accordingly, prior to the conversion to a C corporation, the Company did not record deferred tax assets or liabilities or have any net operating loss carryforwards. The Company recognizes deferred tax assets and liabilities for temporary differences between the financial reporting basis and the tax basis of its assets and liabilities and the expected benefits of net operating loss carryforwards. The impact of changes in tax rates and laws on deferred taxes, if any, is applied during the years in which temporary differences are expected to be settled and is reflected in the financial statements in the period of enactment. The measurement of deferred tax assets is reduced, if necessary, if, based on weight of the evidence, it is more likely than not that some, or all, of the deferred tax assets will not be realized. At September 30, 2017 and December 31, 2016, the Company established a full valuation allowance against its deferred tax assets.
Recent accounting pronouncements
In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-09 (ASC 606), Revenue from Contracts with Customers. This ASU, as amended by ASU 2015-14, affects any entity that either enters into contracts with customers to transfer goods and services or enters into contracts for the transfer of nonfinancial assets. ASU 2014-09 will replace most existing revenue recognition guidance in GAAP when it becomes effective. The standard’s core principle is that a company will recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. In doing so, companies will need to use more judgment and make more estimates than under the currently effective guidance. These may include identifying performance obligations in the contract, estimating the amount of variable consideration to include in the transaction price and allocating the transaction price to each separate performance obligation. ASU 2014-09 is effective for Exicure in the first quarter of 2018 and early adoption is permitted beginning in the first quarter of 2017. The Company is currently evaluating the impact of this guidance on its financial statements.
In February 2016, FASB issued ASU 2016-02, Leases (Topic 842), which requires lessees to recognize right-of-use assets and lease liabilities on the balance sheet. ASU 2016-02 is to be applied using a modified retrospective approach at the beginning of the earliest comparative period in the financial statements. ASU 2016-02 will be effective for the Company beginning in the first quarter of 2019. Early adoption is permitted. The Company is currently evaluating the impact of adopting this standard on its financial statements.
In March 2016, the FASB issued ASU 2016-09, Improvements to Employee Share-Based Payment Accounting. ASU 2016-09 changes several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows.  ASU 2016-09 requires all excess tax benefits and tax deficiencies to be recognized as income tax expense or benefit in the income statement and treated as discrete items in the reporting period.  Further, excess tax benefits are required to be classified along with other income tax cash flows as an operating activity.  The guidance was effective for the Company in the first quarter of 2017. Adoption of this guidance did not have a significant impact to the Company’s financial statements.
In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments. ASU 2016-15 addresses the classification of certain specific cash flow issues including debt prepayment or extinguishment costs, settlement of certain debt instruments, contingent consideration payments made after a business combination, proceeds from the settlement of certain insurance claims and distributions received from equity method investees. ASU 2016-15 is effective for the Company in the first quarter of 2018 and early adoption is permitted. An entity that elects early adoption must adopt all of the amendments in the same period. The Company is currently evaluating the impact of this guidance on its statement of cash flows.
In May 2017, the FASB issued ASU 2017-09, Compensation - Stock Compensation (Topic 718): Scope of Modification Accounting. ASU 2017-09 clarifies when changes to the terms or conditions of a share-based payment award must be accounted for as modifications. Under the new guidance, modification accounting is required only if the fair value, the vesting conditions, or the classification of the award changes as a result of the change in terms or conditions. ASU 2017-09 will be applied prospectively to awards modified on or after the adoption date. ASU 2017-09 is effective for the Company for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the impact of this guidance on its financial statements.

Significant Accounting Policies
Cash and cash equivalents
The Company considers all highly liquid investments with original maturities of three months or less to be cash equivalents.
Accounts receivable and unbilled revenue receivable
Accounts receivable and unbilled revenue receivable consist of grant proceeds for services under government grant agreements. The Company’s management believes these receivables are fully collectible.
Fair value of financial instruments
The carrying amounts of financial instruments, which include cash and cash equivalents and accounts payable, approximate their respective fair values due to the relatively short-term nature of these instruments. Management believes that the Company’s long-term debt bears interest at the prevailing market rate for instruments with similar characteristics and, accordingly, the carrying value of long-term debt also approximates their fair value.
Concentrations of credit risk and other risks and uncertainties
Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents. As of December 31, 2016 and 2015, the Company had cash and cash equivalents of $19,623 and $18,731 at two institutions, respectively. These deposits exceed federally insured limits.
The Company is currently not profitable and no assurance can be provided that it will ever be profitable. The Company’s research and development activities have required significant investment since inception and operations are expected to continue to require cash investment in excess of its revenues. See also Note 1, Description of Business and Basis of Presentation-Going Concern, for more information.
The Company is subject to risks common in therapeutic development including, but not limited to, therapeutic candidates that appear promising in the early phases of development often fail because they prove to be inefficacious or unsafe, clinical trial results are unsuccessful, regulatory bodies may not approve the therapeutic or the therapeutic may not be economical in production or distribution. The Company is also subject to risks common to biotechnology firms including, but not limited to new and disruptive technological innovations, dependence on key personnel, protection of proprietary technology, the validity of and continued access to its owned and licensed intellectual property, limitations on the supply of critical materials, compliance with governmental regulations and market acceptance.
Property and equipment
Property and equipment are recorded at cost and depreciated using the straight-line method over the estimated useful lives of the various classes of property and equipment, which range from three to seven years. Leasehold improvements are amortized using the straight-line method over the shorter of the remaining terms of the respective leases or the estimated lives of the assets. Depreciation and amortization expense was $180 and $133 for the years ended December 31, 2016 and 2015, respectively.
Property and equipment are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. No impairment losses were recorded from inception in December 2011 through December 31, 2016.
Preferred stock warrant liability
Freestanding warrants related to shares that are redeemable, contingently redeemable, or for purchases of preferred stock that are not indexed to the Company’s own stock are classified as a liability on the Company’s balance sheet. The preferred stock warrants are recorded at fair value, estimated using the Black-Scholes option-pricing model, and marked to market at each balance sheet date with changes in the fair value of the liability recorded in other income (expense), net in the statements of operations. The Company classifies the liability as noncurrent as settlement is not expected within the next 12 months. There were no preferred stock warrants outstanding as of December 31, 2015.
Revenue recognition
The Company recognizes revenue when the following criteria have been met: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred or services have been rendered and risk of loss has passed; (3) the fee is fixed or determinable; and (4) collectability is reasonably assured. When payments are received in advance of recognizing revenue, the Company includes the amount in deferred revenue on the balance sheet. Amounts deferred that are not anticipated to be recognized as revenue within a year of the balance sheet date are classified as noncurrent liabilities.
The Company has generated all of its revenue to date through its research collaboration, license, and option agreement with Purdue Pharma L.P. or as a primary contractor or as a subcontractor on government grants. The Company has not generated any commercial product revenue. Historically, the Company’s research collaborations and grants have been either as a direct contractor or as a sub-awardee on contracts funded by various governmental agencies.
In arrangements involving the delivery of more than one element, each required deliverable is evaluated to determine whether it qualifies as a separate unit of accounting. The determination is based on whether the deliverable has “standalone value” to the customer. If a deliverable does not qualify as a separate unit of accounting, it is combined with the other applicable undelivered item(s) within the arrangement and these combined deliverables are treated as a single unit of accounting.
The arrangement’s consideration that is fixed or determinable is allocated to each separate unit of accounting based on the relative selling price methodology in accordance with the selling price hierarchy, which includes vendor-specific objective evidence (“VSOE”) of selling price, if available, or third-party evidence of selling price if VSOE is not available, or the best estimate of selling price, if neither VSOE nor third-party evidence is available.
Payments or reimbursements for the Company’s research and development efforts for the arrangements where such efforts are considered as deliverables are recognized as the services are performed and are presented on a gross basis. When upfront payments are received and if there is no discernible pattern of performance and/or objectively measurable performance measures do not exist, the Company recognizes revenue ratably over the associated period of performance.
Purdue Collaboration
On December 2, 2016, the Company entered into a research collaboration, option and license agreement with Purdue Pharma L.P., or Purdue, and referred to as the Purdue Collaboration. Purdue has the option to obtain from us the full worldwide development and commercial rights to AST-005 (the Company’s lead therapeutic candidate that targets tumor necrosis factor), an option to obtain three additional collaboration targets and a further option to obtain from us the full worldwide development and commercial rights to any therapeutic candidates developed targeting the three additional collaboration targets. Additionally, Purdue has rights of first offer to some potential collaboration targets. These rights of first offer are subject to limitations in time and scope. In connection with the Purdue Collaboration, the Company received a non-refundable development fee of $10,000. In addition, the Company is eligible to receive up to $770,000 upon successful completion of certain research, regulatory and commercial sales milestones. There can be no assurance these milestones will be achieved as they are subject to highly significant risks and uncertainties, many of which are outside of the Company’s control. In the event a therapeutic candidate subject to the collaboration results in commercial sales, the Company is eligible to receive single to low double digit royalties on future net sales of such commercialized therapeutic candidates. Additionally, Purdue had an obligation to invest in a qualified equity financing of the Company if such financing was completed before June 2, 2017. The Company did not complete such qualified equity financing before June 2, 2017.
In accordance with ASC 605-25, the Company identified the following deliverables at the inception of the Purdue Collaboration agreement: (1) exclusive rights to the TNF-α target, (2) the obligation to participate in a joint research committee, (3) the provision of research and development activities based on a prescribed full-time employee rate per year, (4) a non-voting board of director observer role, (5) Purdue’s right to participate in a future qualified equity financing of the Company if such financing occurs prior to June 2, 2017 or the pricing of the initial public offering of shares of the Company’s common stock, (6) the option for an exclusive development and commercialization license to AST-005 or a TNF-α development candidate other than AST-005, (7) the option to select and develop three additional collaboration targets, and (8) the option for an exclusive development and commercialization license to any developed therapeutic candidate targeting the three additional collaboration targets. The Company determined that deliverable (2)—obligation to participate in a joint research committee, deliverable (4)—a non-voting board of director observer role, deliverable (5)—Purdue’s right to participate in a future qualified equity financing of the Company if such financing occurs prior to June 2, 2017 or the pricing of the initial public offering of shares of the Company’s common stock, and deliverable (6)—the option to obtain an exclusive development and commercialization license for AST-005 or a new TNF-α development candidate other than AST-005 do not have stand-alone value to Purdue, and accordingly, deliverables (2), (4), (5) and (6) were combined with deliverable (1)—the exclusive rights to the TNF-α target and deliverable (3)—the provision of research and development activities, as a single unit of accounting. The Company concluded that, at the inception of the agreement, deliverable (7)—the option to select and develop three additional collaboration targets and deliverable (8)—the option to obtain an exclusive development and commercialization license to any developed therapeutic candidate targeting the three additional collaboration targets are substantive options and do not contain a significant or incremental discount; as a result, no portion of the upfront $10,000 is allocated to these deliverables.
The upfront payment of $10,000 was allocated to the single unit of accounting consisting of deliverables (1), (2), (3), (4), (5), and (6) above and was recorded as deferred revenue and is being recognized on a ratable basis over the estimated performance period of the relevant research and development activities of 14.5 months. During the year ended December 31, 2016, the Company recognized collaboration revenue of $690. As of December 31, 2016, deferred revenue relating to the Purdue Collaboration was $9,310, of which $8,276 is classified as current portion of deferred revenue in the accompanying balance sheet.
The Purdue Collaboration agreement includes contingent payments related to specified research, development and regulatory milestones and sales-based milestones. Each contingent and milestone payment is evaluated to determine whether it is substantive and at risk to both parties. The Company recognizes any payment that is contingent upon the achievement of a substantive milestone entirely in the period in which the milestone is achieved. Any payments that are contingent upon achievement of a non-substantive milestone are recognized as revenue prospectively, when such payments become due and collectible, over the remaining expected performance period under the arrangement, which is generally the remaining period over which the research and development services are expected to be provided. To date, the Company has not recognized any contingent payments in connection with the Purdue Collaboration as revenue.
The Company’s grant contracts have typically been cost or cost-plus-fee contracts. Revenues on these contracts are recognized as costs are incurred, generally based on allowable costs incurred during the period, plus any recognizable earned fee. The Company considers fixed fees under cost and cost-plus-fee contracts to be earned in proportion to the allowable costs incurred in performance of the contract. The Company has determined that it is the principal for each of its grants with governmental agencies since it maintains primary responsibility for research efforts in connection with these grants. Therefore, it recognizes revenue related to these grants with governmental agencies on a gross basis.
The Company has entered into certain grant contracts containing milestone payments. The Company recognizes revenue from milestone payments when earned, provided that the milestone event was substantive, its achievability was not reasonably assured at the inception of the agreement, the Company has no further performance obligations relating to the event and collectability is reasonably assured. If these criteria are not met, the Company recognizes milestone payments ratably over the remaining period of its performance obligations under the grant contract. For a milestone to be considered substantive, the payment associated with its achievement must have all of the following characteristics: (1) relate solely to past performance; (2) be reasonable, relative to all of the deliverables and payment terms within the arrangement; and (3) be commensurate with either the Company’s efforts required to achieve the milestone or the enhanced value of the delivered items(s) as a result of the milestone achievement.
As of December 31, 2016 and 2015, and for the years then ended, the Company was not participating in any grant research activities involving milestone payments.
Equity-based compensation
The Company measures the cost of common stock option awards at fair value and records the cost of the awards, net of estimated forfeitures, on a straight-line basis over the requisite service period. The Company measures fair value for all common stock options using the Black-Scholes option-pricing model. For all common stock option awards to employees, the fair value measurement date is the date of grant and the requisite service period is the period over which the employee is required to provide service in exchange for the common stock option awards, which is generally the vesting period. For all common stock option awards to nonemployees, the Company remeasures fair value at each financial statement reporting date and recognizes compensation expense as services are rendered, generally on a straight-line basis.
Segments and geographic information
The Company has determined it has one operating segment. Disaggregating the Company’s operations is impracticable because the Company’s research and development activities and its assets overlap and management reviews its business as a single operating segment. Thus, discrete financial information is not available by more than one operating segment. All material long-lived assets of the Company are located in the United States.
Deferred rent
Deferred rent consists of rent escalation payment terms, tenant improvement allowances and other incentives received from the landlord related to the Company’s operating lease. Rent escalation represents the difference between actual operating lease payments due and straight-line rent expense, which is recorded by the Company over the term of the lease. Tenant improvement allowances and other incentives are recorded as deferred rent and amortized as a reduction of periodic rent expense, over the term of the applicable lease.
Research and development expense
Research and development expense includes wages, benefits, research materials, external services, legal fees related to patent protection, overhead and other expenses directly related to research and development operations. Research and development costs are expensed as incurred in accordance with ASC 730, Research and Development.
Income taxes
From inception through July 9, 2015, the Company was a Delaware LLC for federal and state tax purposes and, therefore, all items of income or loss through July 9, 2015 flowed through to the members of AuraSense Therapeutics, LLC. Effective July 9, 2015, the Company converted from an LLC to a C corporation for federal and state income tax purposes. Accordingly, prior to the conversion to a C corporation, the Company did not record deferred tax assets or liabilities or have any net operating loss carryforwards. The Company recognizes deferred tax assets and liabilities for temporary differences between the financial reporting basis and the tax basis of its assets and liabilities and the expected benefits of net operating loss carryforwards. The impact of changes in tax rates and laws on deferred taxes, if any, is applied during the years in which temporary differences are expected to be settled and is reflected in the financial statements in the period of enactment. The measurement of deferred tax assets is reduced, if necessary, if, based on weight of the evidence, it is more likely than not that some, or all, of the deferred tax assets will not be realized. At December 31, 2016 and 2015, the Company established a full valuation allowance against its deferred tax assets.
Recent accounting pronouncements
In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-09 (ASC 606), Revenue from Contracts with Customers. This ASU, as amended by ASU 2015-14, affects any entity that either enters into contracts with customers to transfer goods and services or enters into contracts for the transfer of nonfinancial assets. ASU 2014-09 will replace most existing revenue recognition guidance in GAAP when it becomes effective. The standard’s core principle is that a company will recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. In doing so, companies will need to use more judgment and make more estimates than under the currently effective guidance. These may include identifying performance obligations in the contract, estimating the amount of variable consideration to include in the transaction price and allocating the transaction price to each separate performance obligation. ASU 2014-09 is effective for Exicure in the first quarter of 2018 and early adoption is permitted beginning in the first quarter of 2017. The Company is currently evaluating the impact of this guidance on its financial statements.
In April 2015, the FASB issued ASU 2015-03, Simplifying the Presentation of Debt Issuance Costs. ASU 2015-03 requires that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of the debt liability, consistent with debt discounts. The Company adopted this guidance in the first quarter of 2016 and adoption did not have a material impact on the accompanying financial statements.
In February 2016, FASB issued ASU 2016-02, Leases (Topic 842), which requires lessees to recognize right-of-use assets and lease liabilities on the balance sheet. ASU 2016-02 is to be applied using a modified retrospective approach at the beginning of the earliest comparative period in the financial statements. ASU 2016-02 will be effective for the Company beginning in the first quarter of 2019. Early adoption is permitted. The Company is currently evaluating the impact of adopting this standard on its financial statements.
In March 2016, the FASB issued ASU 2016-09, Improvements to Employee Share-Based Payment Accounting. ASU 2016-09 changes several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. ASU 2016-09 requires all excess tax benefits and tax deficiencies to be recognized as income tax expense or benefit in the income statement and treated as discrete items in the reporting period. Further, excess tax benefits are required to be classified along with other income tax cash flows as an operating activity. The guidance will be effective for the Company in the first quarter of 2017 and early adoption is permitted. The Company is currently evaluating the impact of this guidance on its financial statements.
In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments. ASU 2016-15 addresses the classification of certain specific cash flow issues including debt prepayment or extinguishment costs, settlement of certain debt instruments, contingent consideration payments made after a business combination, proceeds from the settlement of certain insurance claims and distributions received from equity method investees. ASU 2016-15 is effective for the Company in the first quarter of 2018 and early adoption is permitted. An entity that elects early adoption must adopt all of the amendments in the same period. The Company is currently evaluating the impact of this guidance on its statement of cash flows.